Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 41,411	£ 37,784
Commercial paper	27
Other loans	875	500
Bank loans	203	313
Bank overdrafts	106	346
Lease liabilities	517	446
Borrowings	£ 43,139	39,658
Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.70%
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 7,149	7,316
Eurobonds One | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	0.90%
Eurobonds One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.10%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 3,884	4,086
Eurobonds Three | Minimum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.10%
Eurobonds Three | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	1.40%
Bonds and notes	£ 226	203
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	30,152	25,625
Bonds Issued One | Floating interest rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 0	£ 554
Borrowings, adjustment to interest rate basis		0.88%
Bonds Issued One | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 0	£ 554
Bonds Issued Two | London Interbank Offered Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.88%